Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Income before income taxes	R$ 19,442,015	R$ 23,743,559	R$ 31,905,456
Adjustments to reconcile income before income tax to net cash flow from operating activities:
Expected loss on loans and advances	15,091,975	0	0
Impairment of loans and advances	0	16,860,835	15,350,278
Changes in the insurance technical provisions and pension plans	29,409,222	34,805,771	32,781,918
Net (gains)/losses from disposals of assets available for sale	0	(2,299,397)	(764,707)
(Gains)/Net realized losses on financial assets at fair value through other comprehensive income	(1,073,563)	0	0
Expenses with provisions and contingent liabilities	4,306,043	2,471,288	2,518,761
Deferred acquisition cost (insurance)	144,224	680,136	194,994
Impairment of assets	1,757,981	1,925,304	2,388,580
Depreciation	1,460,013	1,237,328	1,140,369
Amortization of intangible assets	3,348,242	3,331,240	2,516,777
Share of profit of associates and joint ventures	(1,680,375)	(1,718,411)	(1,699,725)
Losses on disposal of non-current assets held for sale	516,713	577,212	442,251
Net losses from disposal of property and equipment	98,182	106,722	24,791
(Gains) on sale of investments in associates	0	(270,977)	0
Effect of Changes in Exchange Rates in Cash and Cash equivalents	(751,769)	(806,312)	5,617,747
Changes in assets and liabilities:
(Increase)/Decrease in reserve requirement - Central Bank	(20,882,690)	(8,677,695)	11,651,121
(Increase)/decrease in loans and advances to banks	33,357	(2,493,535)	10,368,220
(Increase)/decrease in loans and advances to customers	(112,861,770)	(59,578,512)	(49,649,090)
(Increase)/decrease in financial assets held for trading	0	(23,089,236)	(40,248,319)
(Increase)/Reduction in financial assets at fair value through profit or loss	(3,625,822)	0	0
(Increase)/decrease in other assets	(30,301,912)	(23,384,107)	(8,296,942)
Increase/(decrease) in deposits from banks	(20,749,542)	3,955,797	33,269,744
Increase/(decrease) in deposits from customers	88,659,514	36,853,866	(6,707,994)
Increase/(decrease) in financial liabilities held for trading	0	839,321	(9,700,099)
Increase/(Decrease) in financial liabilities at fair value through profit or loss	1,877,088	0	0
Increase/(decrease) in insurance technical provisions and pension plans	(16,920,525)	(11,556,181)	(2,042,897)
Increase/(decrease) in other provisions	(2,994,599)	(2,272,970)	(3,019,960)
Increase/(decrease) in other liabilities	14,364,262	19,117,355	10,312,756
Interest received	61,660,260	61,743,368	70,917,068
Interest paid	(27,813,710)	(27,254,361)	(45,140,018)
Income tax and social contribution paid	(7,086,237)	(8,575,438)	(9,771,075)
Other changes in taxes	(1,923,895)	(720,182)	(400,787)
Net cash provided by/(used in) operating activities	(6,497,318)	35,551,788	53,959,218
Investing activities
(Acquisitions) of subsidiaries, net of cash and cash equivalents paid	(442,122)	0	(7,188,659)
(Acquisitions) of financial assets available for sale	0	(114,186,612)	(108,296,179)
(Acquisition) of financial assets at fair value through other comprehensive income	(103,432,365)	0	0
Proceeds from sale of financial assets available for sale	0	82,760,146	115,724,092
Disposal of financial assets at fair value through other comprehensive income	103,897,609	0	0
Maturity of investments held to maturity	0	4,219,351	0
Maturity of financial assets at amortized cost	21,759,857	0	0
(Acquisitions) of investments held to maturity	0	(204,557)	0
(Acquisition) of financial assets at amortized cost	(70,719,797)	0	0
Disposal of non-current assets held for sale	688,885	796,869	629,768
(Acquisitions) of investments in associates	(52,844)	(83,172)	(376,434)
Dividends and interest on shareholders' equity received	1,463,448	845,134	510,285
(Acquisition) of property and equipment	(2,389,433)	(1,897,645)	(2,779,321)
Sale of premises and equipment	361,240	445,347	486,303
(Acquisition) of intangible assets	(3,053,156)	(3,743,704)	(2,343,497)
Dividends received	50,264	83,341	117,972
Interest received	17,383,392	12,735,539	12,668,011
Net cash provided by/(used in) investing activities	(34,485,022)	(18,229,963)	9,152,341
Financing activities
Funds from securities issued	85,963,195	62,237,380	47,253,373
Payments on securities issued	(69,747,110)	(72,494,509)	(47,861,607)
Issuance of subordinated debts	10,890,606	6,594,610	3,787,207
Payments on subordinated debts	(9,181,501)	(8,666,038)	(581,713)
Acquisition of treasury shares	0	0	(9,466)
Increase/(decrease) of non-controlling interest	2,265	2,099	3,265
Interest paid	(16,986,503)	(24,465,562)	(20,504,528)
Interest on equity and dividends paid	(6,539,193)	(6,512,102)	(5,611,350)
Net cash provided by/(used in) financing activities	(5,598,241)	(43,304,122)	(23,524,819)
(Decrease)/Increase in cash and cash equivalents	(46,580,581)	(25,982,297)	39,586,740
Cash and cash equivalents [Abstract]
At the beginning of the year	156,054,442	181,230,427	147,261,434
Effect of Changes in Exchange Rates in Cash and Cash equivalents	751,769	806,312	(5,617,747)
At the end of the year	110,225,630	156,054,442	181,230,427
(Decrease)/Increase in cash and cash equivalents	(46,580,581)	(25,982,297)	39,586,740
Non-cash transactions
Credit operations transferred to non-current assets held for sale	1,947,924	1,953,996	2,122,871
Dividends and interest on equity declared but not yet paid	4,876,458	4,295,314	4,482,718
Unrealized (gains)/losses on securities available for sale	0	(2,187,365)	(3,711,027)
(Gains)/losses on financial assets at fair value through other comprehensive income	R$ 296,915	R$ 0	R$ 0